Business combination (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination
Schedule of identifiable assets acquired and goodwill

Amount recognized on acquisition	Hiper	Millennium	SetaDigital	Total
Current assets	1,428	718	2,490	4,636
Cash and cash equivalents	937	125	616	1,678
Accounts receivable	342	579	1,244	2,165
Other receivable	149	14	630	793
Non-current assets	8,696	12,605	16,760	38,061
Software (*)	5,025	5,954	3,379	14,358
Accounts receivable (*)	2,298	6,070	12,814	21,182
Property, plant and equipment	805	461	529	1,795
Intangible assets	568	120	38	726
Current liabilities	1,368	2,991	1,257	5,616
Suppliers	127	326	93	546
Loans and financing	—	443	—	443
Labor obligations	1,160	1,295	834	3,289
Tax liabilities	78	626	328	1,032
Other liabilities payable	3	301	2	306
Non‑current liabilities	—	1,679	—	1,679
Other liabilities payable	—	1,679	—	1,679

Fair value of assets acquired	10,124	13,323	19,250	42,697
Fair value of liabilities assumed	1,368	4,670	1,257	7,295
Total identifiable net assets	8,756	8,653	17,993	35,402
Consideration	32,314	86,671	34,686	153,671
Goodwill	23,558	78,018	16,693	118,269

(*)    Allocation of identifiable assets

Hiper Software S.A.
Disclosure of detailed information about business combination
Schedule of purchase consideration

Purchase consideration
Amount paid in cash	16,700
Amount paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.	1,000
Fair value of contingent consideration (Earn-out)	14,614
Total consideration	32,314

Millennium
Disclosure of detailed information about business combination
Schedule of purchase consideration

Purchase consideration
Amount paid in cash	58,247
Amount paid on June 28, 2019	558
Amount paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.	4,000
Fair value of contingent consideration (Earn-out)	23,866
Total adjusted consideration (*)	86,671

SetaDigital Sistemas Gerenciais Ltda.
Disclosure of detailed information about business combination
Schedule of purchase consideration

Purchase consideration
Amount paid in cash	24,000
Amount paid after the sellers have confirmed the acquisition of the common shares issued by Linx S.A.	4,000
Cash refund	1,827
Fair value of contingent consideration (Earn-out)	4,859
Total consideration	34,686